Lease (Details) - Schedule of supplemental noncash information - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Schedule Of Supplemental Noncash Information Abstract
Operating lease liabilities arising from obtaining ROU assets	¥ 20,162	¥ 35,291